Earnings Per Share ("EPS") (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share

The calculation of basic and diluted earnings per share for the three months ended March 31, 2015 and March 31, 2014 is set forth in the following table (in millions, except per share amounts):

	Three Months Ended March 31,
	2015	2014
Net income	$21.7	$41.4

Weighted Average Shares Outstanding:
Basic weighted average shares outstanding	46.5	46.5
Dilutive effect of stock options and restricted share unit awards	0.2	—

Diluted weighted average shares outstanding	46.7	46.5

Earnings Per Share
Basic	$0.47	$0.89
Diluted	$0.46	$0.89

The average number of common shares outstanding is reconciled to those used in the basic and diluted EPS computations as follows as of December 31, 2014 (thousands of shares):

Basic weighted average shares outstanding	46,536
Dilutive effect of stock options and restricted share unit awards	2

Diluted weighted average shares outstanding	46,538